5. Borrowings (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amount borrowed	$ 1,108	$ 878
Loan outstanding	1,500	1,500
Affiliate Loans
Interest rate	3.93%	3.73%
Amount borrowed	1,108	878
Interest expense	38	0
Average balance outstanding	986	5
SF Loan
Interest rate	5.00%	5.00%
Loan outstanding	$ 1,500	$ 1,500
Notes Program
Interest rate	4.95%